Significant Accounting Policies (Policies)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Management's Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the private warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Earnings (Loss) per Share and Member Unit

Net Loss Per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. The Company applies the two-class method in calculating earnings per share.

The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 10,819,167 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

			For the Period from
	For the Period from January 1,		August 20, 2020 (Inception)
	2021 through		through
	December 2, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(24,805,124)	$—	$—	$(2,286)
Denominator:
Basic and diluted weighted average stock outstanding	29,692,013	—	—	6,875,000
Basic and diluted net loss per common stock	$(0.84)	$—	$—	$(0.00)

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Warrant Liability

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the private warrants was estimated using a binomial lattice simulation approach (see Note 11).

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 2, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The effective tax rate differs from the statutory tax rate of 21% for the year ended December 2, 2021 due to the valuation allowance recorded on the Company’s net operating losses and permanent differences.

P3 Health Partners Inc.
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”).

As a result of the Business Combinations, for accounting purposes, Foresight is the acquirer and P3 Health Group Holdings, LLC, which was renamed P3 Health Group, LLC (“P3 LLC”), is the accounting acquiree and predecessor. The financial statement presentation includes the financial statements of P3 LLC as “Predecessor” for the periods prior to the Closing Date (the “Predecessor Period(s)”) and of the Company as “Successor” for the periods after the Closing Date (the “Successor Period(s)”), including the consolidation of P3 LLC. The Successor Period includes the Company’s results of operations and cash flows for the period December 1 through December 2, 2021.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Business Combinations, the accompanying consolidated financial statements include a black line division that indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

The Company qualifies as an emerging growth company (“EGC”) and as such, has elected the extended transition period for complying with certain new or revised accounting pronouncements. During the extended transition period, the Company is not subject to certain new or revised accounting standards applicable to public companies. The accounting pronouncements pending adoption as described in Note 6 “Recent Accounting Pronouncements Not Yet Adopted” reflect effective dates for the Company as an EGC with the extended transition period.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of the Company, and its subsidiaries, all of which are controlled by the Company through majority voting control, and variable interest entities for which the Company is the primary beneficiary. As more fully described in Note 25 “Variable Interest Entities”, the Company is the primary beneficiary of the following physician practices (“Network”):

●	Kahan, Wakefield, Abdou, PLLC (“KWA”)
●	Bacchus, Wakefield, Kahan, PC (“BACC”)
●	P3 Health Partners Professional Services PC
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C.

All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company, and its subsidiaries, all of which are controlled by the Company through majority voting control and variable interest entities for which the Company is the primary beneficiary. As more fully described in Note 28 “Variable Interest Entities”, the Company is the primary beneficiary of the following physician practices (the “Network”):

●	Kahan, Wakefield, Abdou, PLLC (“KWA”)
●	Bacchus, Wakefield, Kahan, PC (“BACC”)
●	P3 Health Partners Professional Services, P.C.
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C.

All intercompany accounts and transactions have been eliminated in consolidation.

Variable Interest Entities ("VIE" or "VIEs")

Variable Interest Entities (“VIE” or “VIEs”)

Management analyzes whether the Company has any financial interests in VIEs. This analysis includes a qualitative review based on an evaluation of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), requires a reporting entity to consolidate a VIE when that reporting entity has a variable interest that provides it with a controlling financial interest in the VIE. The entity which consolidates a VIE is referred to as the primary beneficiary of the VIE. See Note 25 “Variable Interest Entities”.

Variable Interest Entities (“VIE” or “VIEs”)

Management analyzes whether the Company has any financial interests in VIEs. This analysis includes a qualitative review based on an evaluation of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. ASC 810, requires a reporting entity to consolidate a VIE when that reporting entity has a variable interest that provides it with a controlling financial interest in the VIE. The entity which consolidates a VIE is referred to as the primary beneficiary of the VIE. See Note 28 “Variable Interest Entities”.

Segment Reporting

Segment Reporting

The Company presents the financial statements by segment in accordance with ASC Topic No. 280, Segment Reporting (“ASC 280”) to provide investors with transparency into how the chief operating decision maker (“CODM”) manages the business. The Company determined the CODM is its Chief Executive Officer. The Company’s CODM manages the operations on a consolidated basis to make decisions about overall corporate resource allocation and to assess overall corporate profitability based on consolidated revenues and adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”), as defined in the section entitled Management’s Discussion and Analysis of Financial Condition and Results of Operations. The Company has one reportable segment, which reflects how the CODM manages the Company.

Segment Reporting

The Company presents the financial statements by segment in accordance with Accounting Standard Codification Topic No. 280, Segment Reporting (“ASC 280”) to provide investors with transparency into how the chief operating decision maker (“CODM”) manages the business. The Company determined the CODM is its Chief Executive Officer. The Company’s CODM manages the operations on a consolidated basis to make decisions about overall corporate resource allocation and to assess overall corporate profitability based on consolidated revenues and adjusted EBITDA, as described further in Note 25 “Segment Reporting.” The Company has one reportable segment.

Management's Use of Estimates

Management’s Use of Estimates

Preparation of these condensed consolidated financial statements and accompanying footnotes, in conformity with U.S. GAAP, requires Management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID 19. See Note 23 “Commitments and Contingencies” for further discussion on the impact of COVID-19.

The areas where significant estimates are used in these accompanying condensed consolidated financial statements include revenue recognition, the liability for unpaid claims, unit-based and share-based compensation, premium deficiency reserves (“PDR”), fair value and impairment recognition of long-lived assets (including intangibles and goodwill), fair value of acquired assets and liabilities in Business Combinations, fair value of liability classified instruments and judgments related to deferred income taxes. Actual results could differ from those estimates.

Management’s Use of Estimates

Preparation of these consolidated financial statements and accompanying footnotes, in conformity with GAAP, requires Management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. See Note 26 “Commitments and Contingencies” for further discussion on the impact of COVID-19.

The areas where significant estimates are used in these accompanying consolidated financial statements include revenue recognition, the liability for unpaid claims, unit-based compensation, premium deficiency reserves, fair value and impairment recognition of long-lived assets (including intangibles and goodwill), fair value of acquired assets and liabilities in business combinations, share-based compensation, fair value of liability classified instruments and judgments related to deferred income taxes. Actual results could differ from those estimates.

Earnings (Loss) per Share and Member Unit

Earnings (Loss) per Share and Member Unit

Basic and diluted net loss per share attributable to common stockholders in the Successor Period is presented in conformity with the two-class method required for participating securities. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of Public Warrants, Private Placement Warrants, restricted shares and escrow shares. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The Company analyzed the calculation of net loss per member unit for the Predecessor Period and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per member unit information has not been presented for the Predecessor Periods.

Earnings (Loss) per Share and Member Unit

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of Public Warrants, Private Placement Warrants, restricted shares and escrow shares. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The Company analyzed the calculation of net loss per member unit for Predecessor Periods and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per member unit information has not been presented for Predecessor Periods.

Cash and Restricted Cash

Cash and Restricted Cash

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits at banks. Accounts at each institution are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”). At June 30, 2022 and December 31, 2021, the Company maintained its cash in bank deposit accounts that, at times, may have exceeded FDIC insured limits. Management does not expect any losses to occur on such accounts.

At June 30, 2022 and December 31, 2021, the Company had unrestricted cash of $63,145,379 and $140,477,586, respectively, deposited at banking institutions which are subject to the FDIC insured limit.

	Successor
	June 30, 2022	December 31, 2021
Unrestricted	$63,145,379	$140,477,586
Restricted	753,920	356,286
Total Cash Balances	$63,899,299	$140,833,872

Restricted Cash is that which is held for a specific purpose (such as payment of partner distributions and legal settlements) and is thus not available to the Company for immediate or general business use. Restricted Cash appears as a separate line item on the Company’s condensed consolidated balance sheets.

The following table provides a reconciliation of cash and restricted cash reported on the condensed consolidated balance sheet at June 30, 2021, that sum to the total of these items reported in the condensed consolidated statements of cash flows.

Predecessor
June 30, 2021
Unrestricted	$16,322,893
Restricted	223,872
Total Cash Balances	$16,546,765

Cash and Restricted Cash

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits at banks. Accounts at each institution are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”). In 2021 and

2020, the Company maintained its cash in bank deposit accounts that, at times, may have exceeded FDIC insured limits. Management does not expect any losses to occur on such accounts.

At December 31, 2021 and 2020, the Company had unrestricted cash of $140,477,586 and $36,261,104, respectively, deposited at banking institutions which are subject to the FDIC insured limit.

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Checking	$140,477,586	$36,261,104
Restricted	356,286	3,641,843
Total Cash Balances	$140,833,872	$39,902,947

Restricted Cash is that which is held for a specific purpose (such as payment of partner distributions and legal settlements) and is thus not available to the Company for immediate or general business use. Restricted Cash appears as a separate line item on the Company’s consolidated balance sheets.

The following table provides a reconciliation of cash and restricted cash on the balance sheet of the predecessor period at December 2, 2021, December 31, 2020, and December 31, 2019 that sum to the total of these items reported in the statement of cash flows.

	Predecessor
	December 2,	December 31,	December 31,
	2021	2020	2019
Checking	$5,300,842	$36,261,104	$32,592,496
Restricted	54,095	3,641,843	312,352
Total Cash Balances	$5,354,937	$39,902,947	$32,904,848

Revenue Recognition and Revenue Sources

Revenue Recognition and Revenue Sources

The Company categorizes revenue based on various factors such as the nature of contracts and order to billing arrangements as follows:

	Successor		Predecessor
			Three Months Ended
	Three Months Ended		June 30, 2021
Revenue Type	June 30, 2022	% of Total	(As Restated)	% of Total
Capitated Revenue	$267,102,466	99.1%	$141,560,867	97.9%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	264,624	0.1%	1,286,863	0.9%
Shared Risk Revenue	55,154	0.0%	202,011	0.1%
Care Coordination / Management Fees	762,067	0.3%	971,605	0.7%
Incentive Fees	1,269,660	0.5%	565,098	0.4%
Total Other Patient Service Revenue	2,351,505	0.9%	3,025,577	2.1%
Total Revenue	$269,453,971	100%	$144,586,444	100%

	Successor		Predecessor
			Six Months Ended
	Six Months Ended		June 30, 2021
Revenue Type	June 30, 2022	% of Total	(As Restated)	% of Total
Capitated Revenue	$536,787,281	98.9%	$290,525,057	98.2%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	2,146,877	0.4%	2,108,627	0.7%
Shared Risk Revenue	55,154	0.0%	202,011	0.1%
Care Coordination / Management Fees	2,683,173	0.5%	1,848,400	0.6%
Incentive Fees	1,325,820	0.2%	1,200,291	0.4%
Total Other Patient Service Revenue	6,211,024	1.1%	5,359,329	1.8%
Total Revenue	$542,998,305	100%	$295,884,386	100%

The following table depicts the health plans from which the Company has a concentration of revenue that is 10.0% or more:

	Successor		Predecessor
			Three Months Ended
	Three Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$54,392,897	20.2%	$18,412,847	12.7%
Health Plan B	45,818,789	17.0%	33,449,667	23.2%
Health Plan A	48,047,307	17.8%	39,119,191	27.1%
Health Plan D	36,013,196	13.4%	27,231,621	18.8%
All Other	85,181,782	31.6%	26,373,118	18.2%
Total Revenue	$269,453,971	100%	$144,586,444	100%

	Successor		Predecessor
			Six Months Ended
	Six Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$109,714,073	20.2%	$37,693,084	12.7%
Health Plan B	93,838,172	17.3%	67,034,039	22.7%
Health Plan A	93,285,372	17.2%	77,813,676	26.3%
Health Plan D	72,876,157	13.4%	54,925,880	18.6%
All Other	173,284,531	31.9%	58,417,707	19.7%
Total Revenue	$542,998,305	100%	$295,884,386	100%

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that an entity’s performance obligation is complete, and revenue is earned, upon the transfer of a promise to deliver services to customers commensurate with consideration to which it would expect to be received in exchange for the actual delivery of those services. The terms of the contract and all relevant facts and circumstances should be considered when applying this guidance. This includes application of a practical expedient (a “portfolio approach”) to contracts with similar characteristics and circumstances. Specific revenue streams are described in more detail below.

Capitated Revenue

The Company contracts with health plans using an at-risk (shared savings) model. Under the at-risk model, the Company is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed premium payment, which generally is a percentage of the payment based on health plans’ premiums received from CMS. Through this capitation arrangement, the Company stands ready to provide assigned Medicare Advantage beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The premiums health plans receive are determined via a competitive bidding process with CMS and are based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient. Medicare Advantage plans with higher acuity patients receive higher premiums. Conversely, Medicare Advantage plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. The Company generally estimates transaction prices using the most likely methodology. Amounts are only included in the transaction price to the extent any significant uncertainty of reversal on cumulative revenue will not occur and is, furthermore, resolved. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenues are recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g. month) and is recognized net of projected acuity adjustments and performance incentives or penalties as Management cannot reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. There were no premium risk adjustments recorded in 2021 or the first two quarters in 2022 as related to prior years. As the period between the time of service and time of payment is typically one year or less, Management elected the practical expedient under ASC 606-10-32-18 and did not adjust for the effects of a significant financing component.

The Company’s contracts with health plans may include core functions and services for managing assigned patients’ medical care. The combination of those services is offered as one “single solution” (“bundle”). Capitation contracts have a single performance obligation that is a stand ready obligation to perform healthcare services to the population of enrolled members and constitutes a series for the provision of managed healthcare services for the term of the contract, which is deemed to be one month since the mix of patients-customers can change month over month. The Company does not offer nor price each individual function as a standalone a la carte service to health plans. However, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total percent of the premium (“POP”).

At June 30, 2022 and December 31, 2021, the Company had POP contracts in effect with 20 health plans (across 5 states) and 17 health plans (across 4 states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans; e.g. - those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned to the Company. In turn, the Company administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120 days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within twenty-one months following each year-end.

At June 30, 2022, and December 31,2021, health plan receivables  and health plan settlement payables , by health plan, by year, were as follows:

	Health Plan Receivables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$4,296,896	$4,695,712
Health Plan B	24,371,497	15,473,828
Health Plan C	32,543,742	1,380,752
Health Plan D	13,749,578	6,651,586
Health Plan E	517,654	2,439,046
Health Plan F	1,435,258	2,925,751
Health Plan G	19,890	239,375
Health Plan H	3,795,423	2,185,619
Health Plan I	1,504,353	1,134,750
Health Plan J	317,704	149,915
Health Plan K	666,312	2,705,147
Health Plan L	260,317	899,560
Health Plan M	3,310,581	1,747,116
Health Plan N	1,596,377	974,092
Health Plan O	2,696,375	666,291
Health Plan P	415,688	106,162
Health Plan Q	351,090	61,990
Health Plan R	4,426,655	3,578,682
Health Plan S	600,639	—
Health Plan T	2,198,285	2,175,324
Health Plan U	723,797	60,306
Health Plan W	8,299	—
Total Health Plan Receivables	$99,806,410	$50,251,004

	Health Plan Settlement Payables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$109,085	$—
Health Plan B	11,700,274	11,700,274
Health Plan D	—	3,882,250
Health Plan F	5,144,469	6,085,425
Health Plan G	885,194	776,164
Health Plan I	(147,868)	(215,626)
Health Plan O	16,552	(39,151)
Health Plan U	226,209	226,209
Health Plan V	88,480	133,149
Total Health Plan Settlement Payables	$18,022,395	$22,548,694

At June 30, 2022, and December 31, 2021, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where the Company is not delegated for claims processing. Accordingly, a constraint on the variable consideration associated with settlement receivables is not necessary.

Other Patient Service Revenue(s) - Clinical Fees and Insurance Revenue

Clinic fees and insurance revenues relate to net patient fees received from various payers and direct patients (“self-payers”) under contracts in which the Company’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided, on the date of service, under FFS payment arrangements, revenue is recognized on the date of service. The Company’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

The Company’s contractual relationships with patients, in most cases, also involve third-party payers (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payers - specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. Management perpetually reviews the Company’s contractual estimation processes to consider and incorporate updates to laws, regulations and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

The Company’s revenue is based upon the estimated amounts Management expects to receive from patients and third-party payers. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. The Company records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenues at their most likely amounts to be collected.

The Company deems FFS revenue to be variable consideration and that its estimates of associated transaction prices will not result in a significant revenue reversal in the future.

Based on satisfaction of single performance obligations occurring on the dates of service, revenue is recognized as of the date services are provided. The Company, therefore, applies a portfolio approach to recognizing revenue from its FFS contracts.

Management has elected two of the available practical expedients provided for by ASC 606. First, the Company did not adjust the transaction price for any financing components as those were deemed to be insignificant. Additionally, the Company expensed all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue(s) - Shared Risk Revenue

P3 LLC (via one of its wholly owned subsidiaries - P3 Health Partners ACO, LLC “AzCC”) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in per member per year (“PMPY”) medical costs. If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due the Company that year. This KPI is compiled and reviewed on a calendar year basis. The Company recognizes shared risk revenue only upon the receipt of cash. Therefore, the likelihood of any significant revenue reversal in the future is non-existent.

Other Patient Service Revenue(s) - Care Coordination Fees and Management Fees

The Company’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or Management Fee to the Company. CCFs and Management Fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so.

The Company uses a portfolio approach to account for CCFs and Management Fees. Based on similarities of the terms of the care coordination and administrative services, Management believes that revenue recognized by utilizing the portfolio approach approximates that which it would have realized if an individual contract approach were applied.

Patient Fees Receivable

Substantially, all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies (“Commercial”), government-sponsored healthcare programs (“Medicare/ Medicaid”) or directly from patients (“Self-Pay”). Management continuously monitors activities from payors (including patients) and records an estimated price concession based on specific contracts and actual historical collection patterns. Patient fees receivable, where a third-party payor is responsible for the amount due, are carried at amounts determined by the original charges for services provided less implicit and explicit price concessions. Price concessions represent amounts made for contractual adjustments (discounts). Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s condensed consolidated balance sheets and are recorded net of contractual allowances.

Patient fees receivable are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient service revenues are reported at the estimated net realizable amounts from patients, third-party payors, and others for services rendered. Contractual adjustments arising under reimbursement arrangements with third- party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. Implicit price concessions are taken based on historical collection experience and reflect the estimated amounts the Company expects to collect.

Revenue Recognition and Revenue Sources

The Company categorizes revenue based on various factors such as the nature of contracts and order to billing arrangements as follows:

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Revenue Type	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Capitated Revenue	$57,224,539	97%	$567,735,297	98%	$480,739,577	98%	$139,332,707	96%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	750,675	2%	4,318,074	1%	3,364,504	1%	3,312,107	2%
Shared Risk Revenue	180,558	0%	601,509	0%	1,111,466	0%	932,301	1%
Care Coordination / Management Fees	600,175	1%	5,880,397	1%	5,614,539	1%	1,893,553	1%
Incentive Fees	6,450	0%	67,141	0%	233,439	0%	11,444	0
Total Other Patient Service Revenue	1,537,858	3%	10,867,121	2%	10,323,948	2%	6,149,405	4%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

The following table depicts the health plans from which the Company has a concentration of revenue that is 10.0% or more:

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Plan Name	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Health Plan A	$11,664,112	20%	$139,289,079	24%	$147,906,495	30%	$—	—
Health Plan B	12,757,714	22%	126,460,232	22%	112,384,330	23%	13,557,771	9%
Health Plan C	6,156,558	10%	71,061,602	12%	66,237,074	13%	27,788,287	19%
Health Plan D	10,337,160	18%	114,496,751	20%	62,683,829	13%	6,106,544	4%
Health Plan E	1,820,518	3%	22,249,245	4%	28,880,247	6%	39,265,322	27%
Health Plan F	2,446,094	4%	26,670,388	5%	24,521,349	5%	26,703,364	18%
Health Plan G	—	—%	264,006	—%	22,646,251	5%	20,157,166	14%
All Other	13,580,241	23%	78,111,115	13%	25,803,950	5%	11,903,658	9%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

Revenue Recognition

The Company follows the accounting requirements of ASC 606, Revenue from Contracts with Customers (“ASC 606”), to recognize revenue. The core principle of ASC 606 is that an entity’s performance obligation is complete, and revenue is earned, upon the transfer of a promise to deliver services to customers commensurate with consideration to which it would expect to be received in exchange for the actual delivery of those services. The terms of the contract and all relevant facts and circumstances should be considered when applying this guidance. This includes application of a practical expedient (a “portfolio approach”) to contracts with similar characteristics and circumstances. The Company used the portfolio approach to account for any ASC 606 transition adjustments for revenue from its Medicare Advantage contracted health plans.

The principles of ASC 606 are generally applied using the following five steps:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The Company initially applied the standard on January 1, 2019, using the modified retrospective adoption method, and elected to apply the modified retrospective method only to contracts that were not completed as of this date. Additionally, the Company utilized the portfolio approach to group contracts together with similar characteristics for the adoption analysis.

Capitated Revenue

The Company contracts with health plans using an at-risk (shared savings) model. Under the at-risk model, the Company is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed premium payment, which generally is a percentage of the payment (“POP”) based on health plans’ premiums received from CMS. Through this capitation arrangement, the Company stands ready to provide assigned Medicare Advantage beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The premiums health plans receive are determined via a competitive bidding process with CMS and are based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient. Medicare Advantage plans with higher acuity patients receive higher premiums. Conversely, Medicare Advantage plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. The Company generally estimates transaction prices using the most likely methodology. Amounts are only included in the transaction price to the extent any significant uncertainty of reversal on cumulative revenue will not occur and is, furthermore, resolved. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenues are recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g. month) and is recognized net of projected acuity adjustments and performance incentives or penalties as Management cannot reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. In 2019, the Company recorded $150,681 of additional revenue related to prior year premium risk adjustments. There were no premium risk adjustments recorded in 2021 and 2020 as related to prior years. As the period between the time of service and time of payment is typically one year or less, Management elected the practical expedient under ASC 606-10-32-18 and did not adjust for the effects of a significant financing component.

The Company’s contracts with health plans may include core functions and services for managing assigned patients’ medical care. The combination of those services is offered as one “single solution” (“bundle”). Capitation contracts have a single performance obligation that is a stand ready obligation to perform healthcare services to the population of enrolled members and constitutes a series for the provision of managed healthcare services for the term of the contract, which is deemed to be one month since the mix of patients-customers can change month over month The Company does not offer nor price each individual function as a standalone a la carte service to health plans. However, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total POP.

At December 31, 2021, 2020 and 2019, the Company had POP contracts in effect with 17 health plans (across 4 states), 12 health plans (across 4 states) and 7 health plans (across 2 states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans; e.g. those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned to the Company. In turn, the Company administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120-days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within twenty-one months following each year-end.

As of December 31, health plan receivables and health plan settlement payables, by health plan, by year, were as follows:

	Health Plan Receivables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan A	$4,695,712	$5,732,221
Health Plan B	15,473,828	15,316,696
Health Plan C	1,380,752	7,332,687
Health Plan D	6,651,586	6,863,270
Health Plan E	2,439,046	2,194,209
Health Plan F	2,925,751	3,222,247
Health Plan G	239,375	2,735,562
Health Plan H	2,185,619	878,866
Health Plan I	1,134,750	17,908
Health Plan J	149,915	285,730
Health Plan K	2,705,147	4,569
Health Plan L	899,560	378,822
Health Plan M	1,747,116	—
Health Plan N	974,092	—
Health Plan O	666,291	—
Health Plan P	106,162	—
Health Plan Q	61,990	—
Health Plan R	3,578,682	—
Health Plan T	2,175,324	—
Health Plan U	60,306	—
Total Health Plan Receivables	$50,251,004	$44,962,787

	Health Plan Settlement Payables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan B	$11,700,274	$—
Health Plan C	—	1,928,414
Health Plan D	3,882,250	4,680,185
Health Plan F	6,085,425	6,125,681
Health Plan G	776,164	1,008,495
Health Plan I	(215,626)	—
Health Plan O	(39,151)	—
Health Plan U	226,209	—
Health Plan V	133,149	—
Total Health Plan Settlement Payables	$22,548,694	$13,742,775

At December 31, 2021 and 2020, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where the Company is not delegated for claims processing. Accordingly, a constraint on the variable consideration associated with settlement receivables was not necessary.

Other Patient Service Revenue(s) – Clinical Fees and Insurance Revenue

Clinic fees and insurance revenues relate to net patient fees received from various payers and direct patients (“self-payers”) under contracts in which the Company’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided. Under FFS payment arrangements, revenue is recognized on the date of service. The Company’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

The Company’s contractual relationships with patients, in most cases, also involve third-party payers (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payers – specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. Management perpetually reviews the Company’s contractual estimation processes to consider and incorporate updates to laws, regulations and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

The Company’s revenue is based upon the estimated amounts Management expects to receive from patients and third-party payers. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. The Company records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenues at their most likely amounts to be collected.

The Company deems FFS revenue to be variable consideration and that its estimates of associated transaction prices will not result in a significant revenue reversal in the future.

Based on satisfaction of single performance obligations occurring on the dates of service, revenue is recognized as of the date services are provided. The Company, therefore, applies a portfolio approach to recognizing revenue from its FFS contracts.

Management has elected two of the available practical expedients provided for by ASC 606. First, the Company did not adjust the transaction price for any financing components as those were deemed to be insignificant. Additionally, the Company expensed all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue(s) – Shared Risk Revenue

P3 LLC (via one of its wholly owned subsidiaries — P3 Health Partners ACO, LLC “AzCC”) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in PMPY (per member, per year medical costs). If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due the Company that year. This KPI is compiled and reviewed on a calendar year basis. The Company recognizes shared risk revenue only upon the receipt of cash. Therefore, the likelihood of any significant revenue reversal in the future is low.

Other Patient Service Revenue(s) – Care Coordination Fees and Management Fees

The Company’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or Management Fee to the Company. CCFs and Management Fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so.

The Company uses a portfolio approach to account for CCFs and Management Fees. Based on similarities of the terms of the care coordination and administrative services, Management believes that revenue recognized by utilizing the portfolio approach approximates that which it would have realized if an individual contract approach were applied.

Patient Fees Receivable

Substantially, all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies (“Commercial”), government-sponsored healthcare programs (“Medicare/ Medicaid”) or directly from patients

(“Self-Pay”). Management continuously monitors activities from payors (including patients) and records an estimated price concession based on specific contracts and actual historical collection patterns. Patient fees receivable, where a third-party payor is responsible for the amount due, are carried at amounts determined by the original charges for services provided less implicit and explicit price concessions. Price concessions represent amounts made for contractual adjustments (discounts). Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s consolidated balance sheets and are recorded net of contractual allowances.

Patient fees receivable are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient service revenues are reported at the estimated net realizable amounts from patients, third-party payors, and others for services rendered. Contractual adjustments arising under reimbursement arrangements with third- party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. Implicit price concessions are taken based on historical collection experience and reflect the estimated amounts the Company expects to collect.

Property and Equipment

Property and Equipment

Property and equipment is carried at acquisition cost, net of accumulated depreciation. Costs for repairs and maintenance of property and equipment, after such property and equipment has been placed in service, are expensed as incurred. Costs and related accumulated depreciation are eliminated when property and equipment is sold or otherwise disposed. Sales and disposals may result in asset- specific gains or losses. Any such gains or losses are included as a component of net income (loss). Management computes and records depreciation using the straight-line method. Lease terms range from one to ten years. The following table summarizes the estimated useful lives applicable to property and equipment:

Classification	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	1 to 10 Years
Furniture & Fixtures	7 Years
Computer Equipment	3 Years
Medical Equipment	7 Years
Software	3 Years
Software (Development in Process)	N/A

ASC 350-40, Internal Use Software, outlines how companies should capitalize or expense internal-use software, based on achieving two key objectives. The first objective includes ensuring that the Preliminary Project Stage has been completed and the second one being the type of work being completed within the Application Development Stage, which qualifies as a capitalizable activity.

Computer software is considered for internal use when it is developed or purchased for the internal usage and needs of the organization only.

Beginning in 2018, the Company began the project build of its own proprietary technology to serve core functions of its business operations such as revenue and medical cost analysis, care management and various facets that promote impactful utilization. At December 31, 2021 and 2020, the Company has categorized $2,433,470 and $2,794,221, respectively to property and equipment for these software costs (specifically to work in progress).

The Company’s internally-developed technology has been and is continuing to be designed to standardize the availability of quality data used across the enterprise. The technology requires several components of external input from health plans served by the Company, its provider network and member-patient populations.

As internally developed technology is deemed “substantially complete”, it is placed into service and depreciated over three years. In 2021 and 2020, $2,087,022 and $534,931 of capitalized costs was placed into service. Any, and all, costs associated with internally developed technology, following deployment are expensed directly to the Company’s consolidated statements of operations, as incurred.

Fair Value Measurements

Fair Value Measurements

The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements (“ASC 820”). The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 8 “Fair Value Measurements and Hierarchy” for further discussion):

Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Fair Value Measurements

The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements. The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 8 “Fair Value Measurements and Hierarchy” for further discussion):

Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Recoverability of an asset or asset group is measured by comparing its carrying amount to the future undiscounted net cash flows the asset or asset group is expected to generate. If such assets are considered impaired (e.g. – future undiscounted cash flows are less than net book value), an impairment charge is recognized, measured by the difference between the carrying value and the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. To date, the Company has not retired nor sold any property and equipment.

Goodwill

Goodwill

In accordance with ASC 350, Intangibles - Goodwill and Other, Management tests goodwill for impairment at the reporting unit level. The Company has one reporting unit for goodwill impairment testing purposes. Goodwill is tested for impairment on an annual basis during the fourth quarter, or more frequently if events or changes in circumstances indicate the carrying value of goodwill may not be recoverable (a “triggering event”). On the occurrence of a triggering event, an entity has the option to first assess qualitative factors to determine whether a quantitative impairment test is necessary. If it is more likely than not that goodwill is impaired, the fair value of the reporting unit (the Company) is compared with its carrying value. An impairment charge is recognized for the amount by which the carrying amount exceeds the fair value, provided, the loss recognized cannot exceed the total amount of goodwill. No goodwill impairment charges were recorded in the first quarter of 2022. Based on Management’s analysis, $851.5 million goodwill impairment charges were recorded in the second quarter of 2022. See Note 11 “Goodwill.”

Goodwill

In accordance with ASC 350, Intangibles – Goodwill and Other, Management tests goodwill for impairment at the reporting unit level. The Company has one reporting unit for the goodwill impairment testing purposes. Goodwill is tested for impairment on an annual basis in the fourth quarter, or more frequently if events or changes in circumstances indicate the carrying value of goodwill may not be recoverable (a “triggering event”). On the occurrence of a triggering event, an entity has the option to first assess qualitative factors to determine whether a quantitative impairment test is necessary. If it is more likely than not that goodwill is impaired, the fair value of the reporting unit (the Company) is compared with its carrying value. An impairment charge is recognized for the amount by which the carrying amount exceeds the fair value, provided, the loss recognized cannot exceed the total amount of goodwill. No goodwill impairment charges were recorded in 2021, 2020 and 2019. See Note 11 “Goodwill.”

Intangible Assets

Intangible Assets

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. In determining the estimated useful lives of definite-lived intangibles, the Company considers the nature, competitive position, life cycle position and historical and expected future operating cash flows of each acquired asset, as well as its commitment to support these assets through continued investment and legal infringement protection.

The Company reviews intangible assets, for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Determining whether an impairment loss occurred requires comparing the carrying amount to the sum of undiscounted cash flows expected to be generated by the asset. Such events and circumstances include the occurrence of an adverse change in the market involving the business employing the assets or a situation in which it is more likely than not that the Company will dispose of such assets. If the comparison indicates that there is impairment, the impairment loss to be recognized as a non-cash charge to earnings is measured by the amount by which the carrying amount of the asset exceeds its fair value and the impaired asset is written down to its fair value or, if fair value is not readily determinable, to an estimated fair value based on discounted expected future cash flows.

Intangible Assets

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. In determining the estimated useful lives of definite-lived intangibles, the Company considers the nature, competitive position, life cycle position and historical and expected future operating cash flows of each acquired asset, as well as its commitment to support these assets through continued investment and legal infringement protection.

The Company reviews intangible assets, for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Determining whether an impairment loss occurred requires comparing the carrying amount to the sum of undiscounted cash flows expected to be generated by the asset. Such events and circumstances include the occurrence of an adverse change in the market involving the business employing the assets or a situation in which it is more likely than not that the Company will dispose of such assets. If the comparison indicates that there is impairment, the impairment loss to be recognized as a non-cash charge to earnings is measured by the amount by which the carrying amount of the asset exceeds its fair value and the impaired asset is written down to its fair value or, if fair value is not readily determinable, to an estimated fair value based on discounted expected future cash flows.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. At the inception of the contract, the Company determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use asset related to the lease.

Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company does not currently have any finance leases. The Company’s lease agreements contain variable payments for common area maintenance and utilities. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non-lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in its lease portfolio.

Business Combinations

Business Combinations

In accordance with ASC 805, Business Combinations, the price tendered in business acquisitions is allocated using the acquisition method of accounting among the identifiable tangible and intangible assets and assumed liabilities and non-controlling interests, all of which are based on estimates of corresponding fair value as of the acquisition date. Management applies valuation methods which are ultimately used in the Company’s purchase price allocations. Goodwill is recorded based on the difference between the fair value of consideration exchanged and the fair value of the net assets and liabilities assumed. Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts. Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed, and the non-controlling interests obtained, limited to one year from the acquisition date) are recorded when identified.

Equity-Based Compensation

Equity-Based Compensation

Unit-Based Compensation

Prior to the Business Combinations, P3 Health Group Holdings had granted unit-based awards to certain non-employee Board directors and officers of P3 Health Group Holdings, in the form of non-vested units (the “Incentive Units”). All awards of Incentive Units were equity-classified and measured on the fair value of the award on the date of grant. For equity awards that vest subject to the satisfaction of service-based conditions, compensation cost is measured at the grant date fair value and compensation cost is recognized on a straight-line basis over the requisite service period, which varies by award. For equity awards that vest subject to the satisfaction of performance-based conditions, compensation cost is measured based on the grant date fair value. The Company evaluates the probability of achieving each performance-based condition at each reporting date and recognizes compensation cost when it is deemed probable that the performance-based condition will be met on an accelerated basis over the requisite service period, which varies by award. There have been no issuances of grant awards under the legacy P3 Health Group Holdings incentive program since the Business Combinations. Any future grants will be made under the 2021 Incentive Award Plan.

The Company accounts for forfeitures as they occur. As P3 LLC is a subsidiary of the Company, the Company consolidates compensation cost recognized by P3 LLC in its consolidated financial statements. Stock-based compensation is classified in the accompanying consolidated statements of operations based on the function to which the related services are provided.

The Company estimates the fair value of equity grants using the Black-Sholes option pricing model. The assumptions used in estimating the fair value of these awards, such as expected term, expected dividend yield, volatility, and risk-free interest rate represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As part of our fair value process, we assess the impact of material nonpublic information on our share price or expected volatility, as applicable, at the time of grant. Management’s estimates related to the likelihood of achieving performance conditions is not considered in the estimate of fair value. If actual results are not consistent with the Company’s assumptions and judgments used in making such estimates, the Company may be required to increase or decrease compensation cost, which could be material to the Company’s consolidated results of operations.

In connection with the Business Combinations, each Incentive Unit that was outstanding immediately prior to the effective time of the Business Combinations and that was vested (after taking into account any accelerated vesting that occurred in connection with the Business Combinations) was canceled and converted into the right to receive a portion of the merger consideration, which consisted of Common Units of P3 LLC and cash. Each outstanding Incentive Unit that was subject to time-based vesting but had not vested immediately prior to the effective time of the Business Combinations was converted into the right to receive a portion of the merger consideration, which merger consideration remained subject to the original vesting conditions. Each outstanding Incentive Unit that was subject to performance-vesting requirements that were not achieved in connection with the Business Combinations was forfeited without consideration. For each Common Unit held by a participant (whether vested or unvested), the participant also subscribed for a share of Class V Common Stock on a one-for-one basis.

Warrant Liability

Warrant Liability

The Company has public and private placement warrants classified as liabilities as well as warrants issued to a capital provider classified as equity. The Company classifies as equity any equity-linked contracts that (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement). Warrants classified as equity are initially measured at fair value. Subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

The Company classifies as assets or liabilities any equity-linked contracts that (1) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the Company’s control) or (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). For equity-linked contracts that are classified as liabilities, the Company records the fair value of the equity-linked contracts at each balance sheet date and records the change in the statements of operations as a gain (loss) from change in fair value of warrant liability. The Company’s public warrant liability is valued using observable market prices for those public warrants. The Company’s private placement warrants are valued using a binomial lattice pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The Company’s warrants issued to a capital provider are valued using a Black-Scholes-Merton pricing model based on observable market prices for public shares and warrants. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield, expiration dates and risk-free rates.

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. The warrant liability relates to Class A Common Stock as of December 31, 2021 and outstanding warrants to purchase Class D Common Stock as of December 31, 2020. The warrant liabilities are subject to remeasurement at each balance sheet date and any change in fair value is recognized in the Company’s consolidated statements of operations. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss. The fair value of the warrants was estimated using an Option Pricing model (Black-Scholes-Merton).

The key inputs into the option pricing model as of December 31, 2021 were as follows:

Volatility	60.0%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years

Premium Deficiency Reserve ("PDR")

Premium Deficiency Reserve (“PDR”)

Premium deficiency reserve liabilities are established when it is probable that expected future health care costs and maintenance costs under a group of existing contracts will exceed anticipated future premiums and stop-loss insurance recoveries on those contracts. We assess if a PDR liability is needed through review of current results and forecasts. For purposes of determining premium deficiency losses, contracts are grouped consistent with our method of acquiring, servicing, and measuring the profitability of such contracts. The Company grouped its Medicare Advantage health plan contracts together as a “single group” as P3 operates in one line of business - Medicare Advantage. This single group represents one line of business, to which the Company serves a homogenous/Medicare Advantage population of members. Management further concluded that the costs to administer these contracts are based on centralized and shared service functions. As of December 31, 2021, the PDR liability was $37.8 million. There was no PDR liability as of December 31, 2020.

Healthcare Services Expense and Claims Payable (collectively, "Medical Expenses")

Healthcare Services Expense and Claims Payable (collectively, “Medical Expenses”)

The cost of healthcare services is recognized in the period services are provided. This also includes an estimate of the cost of services that have been incurred, but not yet reported (“IBNR”). Medical expenses also include costs for overseeing the quality of care and programs, which focus on patient wellness. Additionally, healthcare expenses can include, from time to time, remediation of certain claims that might result from periodic reviews conducted by various regulatory agencies.

IBNR is recorded as “Claims Payable” in the accompanying consolidated balance sheets. The IBNR liability was $101,958,324 and $56,934,400 as of December 31, 2021 and 2020, respectively.

Management estimates the Company’s IBNR by applying standard actuarial methodologies, which utilize historical data, including the period between the date services are rendered and the date claims are received (and paid), denied claims activity, expected medical cost inflation, seasonality patterns, and changes in membership mix. IBNR estimates are made on an accrual basis and adjusted in future periods as required. Any adjustments to prior period estimates are included in the current period. Such estimates are subject to the impact from changes in both the regulatory and economic environments. The Company’s claims payable represents Management’s best estimate of its liability for unpaid medical costs as of December 31, 2021 and 2020.

Income Taxes

Income Taxes

We use the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent we believe it is more likely than not that they will not be realized. We consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under tax law, and results of recent operations.

We record uncertain tax positions in accordance with ASC 740, Income Taxes on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We consider many factors when evaluating our uncertain tax positions during the course of the year through a review of policies and procedures, reviews of customary and regular tax filings, and discussions with third party experts. This review can involve significant judgment and may require periodic adjustments. The resolution of these uncertain tax positions in a manner inconsistent with management’s expectations could have a material impact on our consolidated financial statements. We recognize interest and penalties related to uncertain tax positions as a component of our provision for income taxes. Accrued interest and penalties are included with the related tax liability.

See Note 17 “Income Taxes.”

Sales and Marketing Expenses

Sales and Marketing Expenses

The Company uses advertising primarily to promote the health plans with whom it conducts business as well as its physician clinics throughout the geographic areas it serves. Advertising costs are charged directly to operations as incurred. Sales and Marketing Expenses totaled $364,127, $1,818,015, $1,502,634 and $801,685 in the Successor Period of 2021 and the Predecessor Periods of 2021, 2020 and 2019, respectively.

Redeemable Non-controlling Interests

Redeemable Non-controlling Interests

Redeemable non-controlling interest includes the economic interest of P3 LLC Units not owned by the Company resulting from the Up-C structure as described in Note 1 “Company Operations”. These units have been classified as redeemable non-controlling interest in the Company due to a certain cash redemption feature that is considered outside of the control of the Company. Redeemable non-controlling interests are initially recorded at the transaction price, which is equal to their fair value, then remeasured at fair value at the end of each reporting period, with the remeasurement amount being no less than the initial value, as adjusted for the redeemable non-controlling interest’s share of net income or loss. See Note 24 “Redeemable Non-controlling Interests” for further discussion.